Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	18.80%	14.70%	18.80%	14.60%
Income tax expense	$ 30.3	$ 17.3	$ 25.0	$ 40.4